Accounts Payable, Accrued Expenses and Other	12 Months Ended
Dec. 31, 2013
Payables and Accruals [Abstract]
Accounts Payable, Accrued Expenses and Other

Note 12 : Accounts Payable, Accrued Expenses and Other

Accounts payable, accrued expenses and other were as follows:

	December 31,
	2013	2012
	(in millions)
Accrued employee compensation and benefits	$547	$530
Accounts payable	319	286
Liability for guest loyalty program, current	366	321
Deposit liabilities	195	169
Deferred revenues, current	48	61
Self-insurance reserves, current	52	47
Other accrued expenses	552	508

	$2,079	$1,922

Deferred revenues and deposit liabilities are related to our timeshare business and hotel operations. Other accrued expenses consist of taxes, rent, interest and other accrued balances.